Note F - Real Estate Held for Sale - 10-K (Detail) - Roll Forward of REO (USD $)	1 Months Ended						2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Oct. 31, 2012	Apr. 30, 2012	Jul. 25, 2011	Sep. 30, 2010	Aug. 25, 2010	Jul. 31, 2010	May 31, 2010	Mar. 31, 2010	Jul. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2010 Report Total [Member] Beginning of Period [Member]	Dec. 31, 2010 Report Total [Member] End of Period [Member]	Dec. 31, 2010 Report Total [Member]	Dec. 31, 2010 Land [Member] Beginning of Period [Member] Land Held for Sale [Member]	Dec. 31, 2010 Land [Member] Beginning of Period [Member]	Dec. 31, 2010 Land [Member] End of Period [Member] Land Held for Sale [Member]	Dec. 31, 2010 Land [Member] End of Period [Member]	Dec. 31, 2010 Land [Member] Land Held for Sale [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2010 Residential Building [Member] Beginning of Period [Member]	Dec. 31, 2011 Residential Building [Member]	Dec. 31, 2010 Residential Building [Member]	Dec. 31, 2011 Beginning of Period [Member]	Dec. 31, 2011 End of Period [Member]
Balance	$ 27,140,000								$ 31,777,000				$ 22,094,000	$ 12,808,000		$ 19,959,000	$ 12,808,000	$ 12,808,000	$ 10,767,000			$ 2,135,000			$ 12,808,000	$ 10,767,000
Acquisitions Through Foreclosure										160,000	9,200,000				9,033,000					7,342,000			160,000	1,691,000
Write Downs										(1,951,000)		1,600,000			(3,686,000)					(3,686,000)	(1,951,000)
Additions / (Cash Reductions)										(90,000)					(9,000)					(9,000)	(90,000)
Seller Financed / New Loan															(3,500,000)					(3,500,000)
Net Cash Proceeds on Sales	200,000								11,000,000	(427,000)					(11,409,000)					(7,627,000)			(427,000)	(3,782,000)
Net Gain (Loss) on Sale of Real Estate	0.1	2,000	64,000	120,000	41,000	8,000	21,000	96,000		267,000					285,000					329,000			267,000	(44,000)
Balance										$ 31,777,000			$ 22,094,000	$ 12,808,000		$ 19,959,000	$ 12,808,000	$ 12,808,000	$ 10,767,000			$ 2,135,000			$ 12,808,000	$ 10,767,000